Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Non-Current Assets [Abstract]
Other investment and other non current assets

	December 31, 2011	December 31, 2010
Available-for-sale equity securities	9	11
Held-for-trading equity securities	7	7
Long-term State receivables	366	286
Long-term receivables from third parties	12	19
Prepaid for pension	1	4
Derivative instruments designated as cash flow-hedge	—	6
Deposits and other non-current assets	37	23

Total	432	356